Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	9 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill	$ 0
Amortization expense	$ 2,500,000
Customer Relationships
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, amortized period	14 years
Technology
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, amortized period	3 years
Brand Name
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, amortized period	2 years